Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial asset and liabilities
Convertible debt instrument and warrant		$ 275
Financial liability of warrants	$ 4,066	1,149
Level 1 [Member]
Financial asset and liabilities
Convertible debt instrument and warrant		275
Financial liability of warrants
Level 2 [Member]
Financial asset and liabilities
Convertible debt instrument and warrant
Financial liability of warrants
Level 3 [Member]
Financial asset and liabilities
Financial liability of warrants	$ 4,066	$ 1,149